As filed with the Securities and Exchange Commission on April 29, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22727

Cushing MLP Infrastructure Fund
(Exact name of registrant as specified in charter)

8117 Preston Road, Suite 440
Dallas, TX 75225
(Address of principal executive offices) (Zip code)

Jerry V. Swank
Cushing MLP Asset Management, L.P.
8117 Preston Road, Suite 440
Dallas, TX 75225
(Name and address of agent for service)

214-692-6334
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  February 28, 2013

Item 1. Schedule of Investments.

The Cushing MLP Infrastructure Fund
SCHEDULE OF INVESTMENTS (Unaudited)

	February 28, 2013

	Shares	Fair Value
Common Stock - 6.4% (1)
Crude Oil/Refined Products Pipelines and Storage - 3.7% (1)
United States - 3.7% (1)
Kinder Morgan, Inc.	23,253	$861,989

Natural Gas Gathering/Processing - 2.7% (1)
United States - 2.7% (1)
Targa Resources Corporation	10,300	628,300

Total Common Stock (Cost $1,142,533)		$1,490,289

Master Limited Partnerships and Related Companies - 91.3% (1)
Coal - 3.7% (1)
United States - 3.7% (1)
Alliance Holdings GP, L.P.	16,600	$862,204

Crude Oil/Natural Gas Production - 3.1% (1)
United States - 3.1% (1)
Linn Energy, LLC	18,825	715,538

Crude Oil/Refined Products Pipelines and Storage - 38.7% (1)
United States - 38.7% (1)
Blueknight Energy Partners, L.P.	83,000	642,420
Genesis Energy, L.P.	23,200	1,066,040
Holly Energy Partners, L.P.	5,200	214,552
Kinder Morgan Energy Partners, L.P.	9,500	829,445
Kinder Morgan Management, LLC (3)	-	12
Magellan Midstream Partners, L.P.	22,200	1,113,552
MPLX, L.P.	28,400	928,396
NuStar Energy L.P.	10,400	530,816
Oiltanking Partners, L.P.	10,100	443,390
Plains All American Pipeline, L.P.	25,416	1,391,526
Rose Rock Midstream, L.P.	5,700	193,800
Sunoco Logistics Partners, L.P.	17,000	1,063,010
Tesoro Logistics, L.P.	13,125	654,937
		9,071,896
Natural Gas/Natural Gas Liquid Pipelines and Storage - 22.1% (1)
United States - 22.1% (1)
El Paso Pipeline Partners, L.P.	17,038	712,018
Energy Transfer Equity, L.P.	22,230	1,182,414
Energy Transfer Partners, L.P.	14,000	670,740
Enterprise Products Partners, L.P.	23,850	1,351,579
ONEOK Partners, L.P.	9,700	531,657
Spectra Energy Partners, L.P.	12,900	476,268
Williams Partners, L.P.	5,225	259,683
		5,184,359
Natural Gas Gathering/Processing - 23.7% (1)
United States - 23.7% (1)
Access Midstream Partners, L.P.	25,750	958,930
DCP Midstream Partners, L.P.	8,675	352,465
EQT Midstream Partners, L.P.	26,600	1,009,204
MarkWest Energy Partners, L.P.	13,368	764,249
Targa Resources Partners, L.P.	17,738	730,628
Western Gas Equity Partners, L.P.	19,000	645,430
Western Gas Partners, L.P.	19,884	1,090,439
		5,551,345

Total Master Limited Partnerships and Related Companies (Cost $17,173,192)		$21,385,342

Preferred Stock - 1.5% (1)
Crude Oil/Refined Products Pipelines and Storage - 1.5% (1)
United States - 1.5% (1)
Rose Rock Midstream, L.P. (4)	10,294	$344,746

Total Preferred Stock (Cost $305,011)		$344,746

Short-Term Investments - Investment Companies - 4.6% (1)
United States - 4.6% (1)
AIM Short-Term Treasury Portfolio Fund - Institutional Class, 0.02% (2)	217,712	$217,712
Fidelity Government Portfolio Fund - Institutional Class, 0.01% (2)	217,712	217,712
Fidelity Money Market Portfolio - Institutional Class, 0.12% (2)	217,712	217,712
First American Government Obligations Fund - Class Z, 0.02% (2)	217,711	217,711
Invesco STIC Prime Portfolio, 0.09% (2)	217,711	217,711
Total Short-Term Investments (Cost $1,088,558)		$1,088,558

Total Investments - 103.8% (1) (Cost $19,709,294)		$24,308,935
Liabilities in Excess of Other Assets - (3.8)% (1)		(893,221)
Total Net Assets Applicable to Common Stockholders - 100.0% (1)		$23,415,714

(1)	Calculated as a percentage of net assets applicable to common stockholders.
(2) Rate reported is the current yield as of February 28, 2013.
(3) Shares are less than one but greater than zero.
(4) Restricted security.

Income Taxes

The Fund does not record a provision for U.S. federal, state, or local income taxes because the unitholders report their share of the Fund’s income or loss on their income tax returns.  The Fund files an income tax return in the U.S. federal jurisdiction, and may file income tax returns in various U.S. states.  Generally, the Fund is subject to income tax examinations by major taxing authorities for all tax years since its inception.

Fair Value Measurements

Various inputs that are used in determining the fair value of The Cushing MLP Infrastructure Fund’s (the “Fund”) investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

These inputs are summarized in the three broad levels listed below.

	Fair Value Measurements at Reporting Date Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	February 28, 2013	(Level 1)	(Level 2)	(Level 3)
Equity Securities
Common Stock (a)	$ 1,490,289	$ 1,490,289	$ -	$ -
Master Limited Partnerships and Related Companies (a)	21,385,342	21,385,342	-	-
Preferred Stock (a)	344,746	-	344,746	-
Total Equity Securities	23,220,377	22,875,631	344,746	-
Other
Short-Term Investments	1,088,558	1,088,558	-	-
Total Other	1,088,558	1,088,558	-	-
Total	$ 24,308,935	$ 23,964,189	$ 344,746	$ -

(a)	All other industry classifications are identified in the Schedule of Investments. The Fund did not hold Level 3 investments at any time during the period ended February 28, 2013.

There were no transfers between any levels during the period ended February 28, 2013.

Derivative Financial Instruments

The Fund did not hold any derivative financial instruments during the period ended February 28, 2013.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Cushing MLP Infrastructure Fund

By (Signature and Title)                  /s/ Daniel L. Spears
Daniel L. Spears, President

Date          April 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                  /s/ Daniel L. Spears
Daniel L. Spears, President

Date          April 26, 2013

By (Signature and Title)                  /s/ John H. Alban
John H. Alban, Treasurer

Date          April 26, 2013